Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Marina Biotech, Inc.
Entity Central Index Key	0000737207
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Document Period End Date	Jun. 30, 2014
Amendment Flag	false